INTANGIBLE ASSETS (Tables)	9 Months Ended
Jul. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	Useful Life (yr)	July 31, 2023	October 31, 2022
Patents	20	$82,500	$—
Less: accumulated amortization		(2,136)	—
Intangible Assets, net		$80,364	$—